Consolidated Statement of Changes in Equity (USD $)	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury stock [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2011	$ 80,495	$ 65,667,104	$ 0	$ (4,143,270)	$ 61,604,329
Balance (in shares) at Dec. 31, 2011	8,049,500
Shareholder contributions	0	51,314,503	0	0	51,314,503
Share based compensation	0	11,250	0	0	11,250
Profit (loss) for year	0	0	0	(4,539,093)	(4,539,093)
Balance at Dec. 31, 2012	80,495	116,992,857	0	(8,682,363)	108,390,989
Balance (in shares) at Dec. 31, 2012	8,049,500
Shareholder contributions	5	495	0	0	500
Shareholder contributions (in shares)	500
Net proceeds from equity offering	100,000	128,329,204	0	0	128,429,204
Net proceeds from equity offering (in shares)	10,000,000
Share based compensation	0	571,321	0	0	571,321
Dividend payments	0	(1,191,300)	0	0	(1,191,300)
Profit (loss) for year	0	0	0	(3,842,603)	(3,842,603)
Balance at Dec. 31, 2013	180,500	244,702,577	0	(12,524,966)	232,358,111
Balance (in shares) at Dec. 31, 2013	18,050,000				18,050,000
Net proceeds from equity offering	80,500	102,631,433	0	0	102,711,933
Net proceeds from equity offering (in shares)	8,050,000
Share based compensation	0	1,383,121	0	0	1,383,121
Repurchase of common stock	0	0	(1,278,546)	0	(1,278,546)
Repurchase of common stock (in shares)	(119,400)
Dividend payments	0	(9,635,000)	0	0	(9,635,000)
Profit (loss) for year	0	0	0	1,660,474	1,660,474
Balance at Dec. 31, 2014	$ 261,000	$ 339,082,131	$ (1,278,546)	$ (10,864,492)	$ 327,200,093
Balance (in shares) at Dec. 31, 2014	25,980,600				25,980,600